Label	Element	Value
(Allspring Multi-Asset Funds) | (Allspring Absolute Return Fund)
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Under normal circumstances, we invest:

■	Up to 60% of the Fund’s total assets in U.S. and non-U.S. equity, including emerging market equity funds;

■	Up to 60% of the Fund’s total assets in U.S. and non-U.S. fixed income, including emerging market debt funds; and

■	Up to 60% of the Fund’s total assets in alternative investment funds

The Fund is a fund-of-funds that employs a multi-asset, multi-style investment approach by investing in various affiliated mutual funds as well as affiliated and unaffiliated exchange-traded funds. We dynamically allocate investments to various broad asset classes across equity, fixed income, and alternative investments, including commodities, based on our assessment of changing economic, global market, industry, and issuer conditions. Within these asset classes, we utilize an active allocation strategy to diversify the portfolio among investments that provide efficient upside returns while managing downside risk across most market cycles with the goal of generating a positive absolute return over an economic cycle.
Equity holdings are diversified across a wide range of equity funds, including but not limited to funds that invest in U.S. large company securities, U.S. small company securities and international developed and emerging markets. Fixed income holdings are diversified across a wide range of fixed income funds that invest in short- to long-term income-producing securities issued by U.S. and international developed and emerging markets issuers, including but not limited to, U.S. Government obligations, corporate bonds and below investment-grade bonds (often called “high yield” securities or “junk bonds”). Alternative investment holdings are allocated across funds that use alternative investment strategies, which may include, but are not limited to, risk premia, managed futures, merger arbitrage, global multi-asset, long-short, market neutral, systematic, or other tactical investment strategies.
The Fund may indirectly gain exposure to commodity-linked derivatives such as commodity forwards, commodity futures, commodity swaps, swaps on commodity futures and other commodity-linked derivative securities through an investment in an affiliated fund.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	the Bloomberg U.S. TIPS 1-10 Year Index and the CPI are removed as benchmarks for the Fund and the Absolute Return Blended Index is added as a benchmark. The Absolute Return Blended Index is comprised of 35% MSCI ACWI, 35% Bloomberg US TIPS Index and 30% Bloomberg Global Aggregate Index (Hedged to USD).
(Allspring Multi-Asset Funds) | (Allspring Absolute Return Fund) | Market Risk [Member]
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(Allspring Multi-Asset Funds) | (Allspring Absolute Return Fund) | Equity Securities Risk [Member]
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(Allspring Multi-Asset Funds) | (Allspring Absolute Return Fund) | Debt Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Debt Securities Risk
(Allspring Multi-Asset Funds) | (Allspring Absolute Return Fund) | Alternative Investment Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Alternative Investment Risk
(Allspring Multi-Asset Funds) | (Allspring Absolute Return Fund) | Derivatives Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk
(Allspring Multi-Asset Funds) | (Allspring Absolute Return Fund) | Emerging Markets Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk
(Allspring Multi-Asset Funds) | (Allspring Absolute Return Fund) | Foreign Investment Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Foreign Investment Risk
(Allspring Multi-Asset Funds) | (Allspring Absolute Return Fund) | High Yield Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	High Yield Securities Risk
(Allspring Multi-Asset Funds) | (Allspring Absolute Return Fund) | Management Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Management Risk
(Allspring Multi-Asset Funds) | (Allspring Absolute Return Fund) | Smaller Company Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk
(Allspring Multi-Asset Funds) | (Allspring Absolute Return Fund) | Underlying Funds Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Underlying Funds Risk
(Allspring Multi-Asset Funds) | (Allspring Absolute Return Fund) | U.S. Government Obligations Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	U.S. Government Obligations Risk